Income Taxes (Details) - Schedule of summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Provision for doubtful accounts	$ 368,165	$ 346,864
Operating loss carryforwards	456,370	1,015,053
Total deferred tax assets	824,535	1,361,917
Less: valuation allowance	(368,165)	(1,341,877)
Net deferred tax assets	456,370	20,040	[1]
Deferred tax liabilities
Intangible assets acquired from business combinations	676,015	805,826
Total deferred tax liabilities	$ 676,015	$ 805,826

[1]	The amounts have been reclassified to conform with the Group’s decision to classify Hebron HK as assets and liabilities of discontinued operations.